UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

First Quarter Report — March 31, 2013

Portfolio Management Team

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall, 5 stars for the three and ten year periods, and 4 stars for the five year period ended March 31, 2013 among 1,474, 1,474, 820, and 1,325 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund increased 11.6% compared with an increase of 10.6% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)					Since Inception (3/3/86)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GABAX)	11.61%	18.21%	7.58%	11.48%	12.35%
S&P 500 Index	10.61	13.96	5.81	8.53	9.92	(d)
Dow Jones Industrial Average	11.99	13.33	6.47	8.94	11.13	(d)
Nasdaq Composite Index	8.51	7.38	8.69	10.29	8.35	(d)
Class A (GATAX)	11.61	18.22	7.58	11.48	12.35
With sales charge (b)	5.19	11.42	6.32	10.82	12.09
Class C (GATCX)	11.42	17.34	6.80	10.72	12.06
With contingent deferred sales charge (c)	10.42	16.34	6.80	10.72	12.06
Class I (GABIX)	11.68	18.51	7.85	11.63	12.40

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the NASDAQ Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.9%
	Aerospace — 1.8%
660,000	Exelis Inc.	$7,187,400
5,000	Lockheed Martin Corp.	482,600
8,000	Northrop Grumman Corp.	561,200
2,175,000	Rolls-Royce Holdings plc	37,344,454
134,000	The Boeing Co.	11,503,900

		57,079,554

	Agriculture — 0.8%
450,000	Archer Daniels Midland Co.	15,178,500
69,058	Monsanto Co.	7,294,597
9,000	Potash Corp of Saskatchewan Inc.	353,250
29,000	The Mosaic Co.	1,728,690

		24,555,037

	Airlines — 0.0%
100,000	AMR Corp.†	415,000

	Automotive — 1.0%
280,000	Fiat Industrial SpA	3,147,721
280,000	Ford Motor Co.	3,682,000
514,000	Navistar International Corp.†	17,768,980
100,000	PACCAR Inc.	5,056,000
3,200	Volkswagen AG	601,959

		30,256,660

	Automotive: Parts and Accessories — 3.7%
130,000	BorgWarner Inc.†	10,054,200
350,000	Brembo SpA	5,612,598
114,000	CLARCOR Inc.	5,971,320
409,000	Dana Holding Corp.	7,292,470
74,073	Federal-Mogul Corp.†	446,660
545,000	Genuine Parts Co.	42,510,000
410,000	Johnson Controls Inc.	14,378,700
125,000	Modine Manufacturing Co.†	1,137,500
140,000	O’Reilly Automotive Inc.†	14,357,000
183,549	Standard Motor Products Inc.	5,087,978
165,000	Superior Industries International Inc.	3,082,200
94,000	Tenneco Inc.†	3,695,140
36,000	The Pep Boys - Manny, Moe & Jack†	424,440

		114,050,206

	Aviation: Parts and Services — 2.5%
1,075,000	BBA Aviation plc	4,206,047
469,000	Curtiss-Wright Corp.	16,274,300
580,000	GenCorp Inc.†	7,714,000
115,000	Kaman Corp.	4,079,050
244,000	Precision Castparts Corp.	46,267,280
12,000	Woodward Inc.	477,120

		79,017,797

	Broadcasting — 1.6%
315,000	CBS Corp., Cl. A, Voting	14,593,950
18,000	Cogeco Inc.	736,231

Shares		Market Value
13,334	Corus Entertainment Inc., Cl. B, Non-Voting, Toronto	$343,375
26,666	Corus Entertainment Inc., Cl. B, OTC	688,249
106,000	Fisher Communications Inc.	4,159,440
843	Granite Broadcasting Corp.†(a)	4
217,000	Liberty Media Corp.†	24,223,710
108,000	LIN TV Corp., Cl. A†	1,186,920
12,000	Naspers Ltd., Cl. N	747,578
390,000	Television Broadcasts Ltd.	2,954,184
50,000	Tokyo Broadcasting System Holdings Inc.	770,171

		50,403,812

	Building and Construction — 0.4%
324,000	Fortune Brands Home & Security Inc.†	12,127,320
43,543	Layne Christensen Co.†	930,949
2,000	Texas Industries Inc.†	126,220

		13,184,489

	Business Services — 2.2%
128,000	ACCO Brands Corp.†	855,040
38,000	Ascent Capital Group Inc., Cl. A†	2,828,720
45,100	Blucora Inc.†	698,148
240,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,797,600
15,080	Contax Participacoes SA, Preference	194,773
183,000	Ecolab Inc.	14,672,940
15,000	Edenred	490,886
1,000	Equinix Inc.†	216,310
62,795	Fly Leasing Ltd., ADR	1,016,023
17,000	Intermec Inc.†	167,110
60,000	Landauer Inc.	3,382,800
380,000	Live Nation Entertainment Inc.†	4,700,600
51,000	Macquarie Infrastructure Co. LLC	2,756,040
24,800	MasterCard Inc., Cl. A	13,420,024
5,000	Mohawk Industries Inc.†	565,600
44,000	Monster Worldwide Inc.†	223,080
1,600	MSC Industrial Direct Co. Inc., Cl. A	137,248
173,000	The Brink’s Co.	4,888,980
895,000	The Interpublic Group of Companies Inc.	11,661,850
17,500	Visa Inc., Cl. A	2,972,200

		67,645,972

	Cable and Satellite — 7.7%
368,000	AMC Networks Inc., Cl. A†	23,250,240
1,800,000	Cablevision Systems Corp., Cl. A	26,928,000
6,000	Charter Communications Inc., Cl. A†	625,080
164,000	Comcast Corp., Cl. A	6,889,640
317,000	Comcast Corp., Cl. A, Special	12,559,540
31,000	DigitalGlobe Inc.†	896,210
826,002	DIRECTV†	46,759,974
359,000	DISH Network Corp., Cl. A	13,606,100
107,000	EchoStar Corp., Cl. A†	4,169,790
184,000	Liberty Global Inc., Cl. A†	13,505,600

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
193,000	Liberty Global Inc., Cl. C†	$13,245,590
925,000	Rogers Communications Inc., New York, Cl. B	47,230,500
50,000	Rogers Communications Inc., Toronto, Cl. B	2,554,019
248,000	Scripps Networks Interactive Inc., Cl. A	15,956,320
140,000	Shaw Communications Inc., New York, Cl. B	3,460,800
120,000	Shaw Communications Inc., Toronto, Cl. B	2,972,092
56,000	Time Warner Cable Inc.	5,379,360

		239,988,855

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.	1,203,595

	Communications Equipment — 0.3%
600,000	Corning Inc.	7,998,000

	Computer Hardware — 0.0%
4,000	Wincor Nixdorf AG	198,687

	Computer Software and Services — 1.3%
238,000	Diebold Inc.	7,216,160
5,000	DST Systems Inc.	356,350
80,000	EarthLink Inc.	433,600
65,000	eBay Inc.†	3,524,300
64,000	Fidelity National Information Services Inc.	2,535,680
1,400	Google Inc., Cl. A†	1,111,642
170,000	Internap Network Services Corp.†	1,589,500
17,000	InterXion Holding NV†	411,740
39,000	Microsoft Corp.	1,115,790
95,000	NCR Corp.†	2,618,200
115,000	RealD Inc.†	1,495,000
100,000	Rockwell Automation Inc.	8,635,000
340,000	Yahoo! Inc.†	8,000,200

		39,043,162

	Consumer Products — 4.7%
35,000	Altria Group Inc.	1,203,650
138,000	Avon Products Inc.	2,860,740
30,000	Brunswick Corp.	1,026,600
11,000	Christian Dior SA	1,824,591
412,000	Church & Dwight Co. Inc.	26,627,560
276,000	Energizer Holdings Inc.	27,525,480
3,400	Givaudan SA	4,176,130
35,000	Harley-Davidson Inc.	1,865,500
20,000	Kimberly-Clark Corp.	1,959,600
18,000	Mattel Inc.	788,220
12,000	National Presto Industries Inc.	966,000
25,000	Philip Morris International Inc.	2,317,750
50,000	Reckitt Benckiser Group plc	3,584,399
125,000	Sally Beauty Holdings Inc.†	3,672,500
10,000	Svenska Cellulosa AB, Cl. A	257,191
50,000	Svenska Cellulosa AB, Cl. B	1,289,026
1,085,000	Swedish Match AB	33,682,777

Shares		Market Value
10,000	Syratech Corp.†	$30
3,000	The Estee Lauder Companies Inc., Cl. A	192,090
346,000	The Procter & Gamble Co.	26,662,760
75,000	Unilever plc, ADR	3,168,000
31,000	Wolverine World Wide Inc.	1,375,470

		147,026,064

	Consumer Services — 1.8%
60,000	Coinstar Inc.†	3,505,200
156,000	IAC/InterActiveCorp.	6,970,080
525,000	Liberty Interactive Corp., Cl. A†	11,224,500
36,558	Liberty Ventures, Cl. A†	2,763,054
869,000	Rollins Inc.	21,333,950
160,500	The ADT Corp.	7,854,870
72,000	Tree.com Inc.	1,331,280

		54,982,934

	Diversified Industrial — 4.4%
10,500	Acuity Brands Inc.	728,175
10,000	Albany International Corp., Cl. A	289,000
5,000	Anixter International Inc.	349,600
418,600	Crane Co.	23,382,996
98,000	Gardner Denver Inc.	7,360,780
85,000	Greif Inc., Cl. A	4,557,700
274,000	Greif Inc., Cl. B	15,371,400
445,000	Honeywell International Inc.	33,530,750
25,000	Ingersoll-Rand plc	1,375,250
335,000	ITT Corp.	9,524,050
15,000	Jardine Matheson Holdings Ltd.	976,500
115,000	Jardine Strategic Holdings Ltd.	4,551,700
160,000	Katy Industries Inc.†	104,000
17,000	Magnetek Inc.†	237,490
245,000	Myers Industries Inc.	3,420,200
12,000	Nortek Inc.†	856,320
85,000	Pentair Ltd.	4,483,750
22,000	Sulzer AG	3,758,980
160,000	Textron Inc.	4,769,600
20,000	Toray Industries Inc.	135,125
120,000	Trinity Industries Inc.	5,439,600
327,000	Tyco International Ltd.	10,464,000
6,500	Waters Corp.†	610,415

		136,277,381

	Electronics — 0.7%
45,000	Chemring Group plc	177,845
100,000	Cypress Semiconductor Corp.	1,103,000
13,000	Emerson Electric Co.	726,310
95,000	Intel Corp.	2,075,750
6,400	Kyocera Corp., ADR	585,280
89,000	LSI Corp.†	603,420
1,500	Mettler-Toledo International Inc.†	319,830
24,000	Molex Inc., Cl. A	578,880
6,500	Samsung Electronics Co. Ltd., GDR(b)	4,368,000

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
4,000	Sony Corp., ADR	$69,600
50,000	TE Connectivity Ltd.	2,096,500
285,000	Texas Instruments Inc.	10,111,800

		22,816,215

	Energy and Utilities — 6.8%
11,000	Anadarko Petroleum Corp.	961,950
200,000	BP plc, ADR	8,470,000
271,500	Chevron Corp.	32,259,630
301,000	ConocoPhillips	18,090,100
249,000	CONSOL Energy Inc.	8,378,850
122,000	Devon Energy Corp.	6,883,240
10,000	Diamond Offshore Drilling Inc.	695,600
20,000	Edison International	1,006,400
223,500	El Paso Electric Co.	7,520,775
88,500	EOG Resources Inc.	11,334,195
308,000	Exxon Mobil Corp.	27,753,880
50,000	FirstEnergy Corp.	2,110,000
130,000	GenOn Energy Inc., Escrow†(a)	0
20,000	Great Plains Energy Inc.	463,800
187,000	Halliburton Co.	7,556,670
147,000	Kinder Morgan Inc.	5,685,960
280,000	National Fuel Gas Co.	17,178,000
32,000	NextEra Energy Inc.	2,485,760
50,000	Northeast Utilities	2,173,000
12,000	Occidental Petroleum Corp.	940,440
60,000	Oceaneering International Inc.	3,984,600
30,000	Patterson-UTI Energy Inc.	715,200
71,000	Phillips 66	4,967,870
235,000	Rowan Companies plc, Cl. A†	8,309,600
48,000	Royal Dutch Shell plc, Cl. A, ADR	3,127,680
128,000	SJW Corp.	3,392,000
180,000	Southwest Gas Corp.	8,542,800
215,000	Spectra Energy Corp.	6,611,250
75,000	Talisman Energy Inc.	918,750
105,000	The AES Corp.	1,319,850
42,000	Transocean Ltd.†	2,182,320
420,000	Weatherford International Ltd.†	5,098,800

		211,118,970

	Entertainment — 4.6%
209,500	Discovery Communications Inc., Cl. A†	16,496,030
204,300	Discovery Communications Inc., Cl. C†	14,207,022
28,000	DreamWorks Animation SKG Inc., Cl. A†	530,880
90,000	Electronic Arts Inc.†	1,593,000
768,000	Grupo Televisa SAB, ADR	20,436,480
1,000	Nintendo Co. Ltd.	107,824
220,000	Starz - Liberty Capital†	4,873,000
469,000	The Madison Square Garden Co., Cl. A†	27,014,400
295,001	Time Warner Inc.	16,997,958
481,000	Viacom Inc., Cl. A	30,331,860

Shares		Market Value
25,000	Viacom Inc., Cl. B	$1,539,250
452,000	Vivendi SA	9,336,999

		143,464,703

	Environmental Services — 1.3%
39,000	Progressive Waste Solutions Ltd.	824,850
625,000	Republic Services Inc.	20,625,000
20,000	Waste Connections Inc.	719,600
430,000	Waste Management Inc.	16,860,300

		39,029,750

	Equipment and Supplies — 7.6%
1,270,000	AMETEK Inc.	55,067,200
6,000	Amphenol Corp., Cl. A	447,900
96,000	CIRCOR International Inc.	4,080,000
129,000	Crown Holdings Inc.†	5,367,690
180,000	CTS Corp.	1,879,200
8,000	Danaher Corp.	497,200
788,000	Donaldson Co. Inc.	28,517,720
207,000	Flowserve Corp.	34,715,970
206,000	Gerber Scientific Inc., Escrow†(a)	2,060
48,000	Graco Inc.	2,785,440
230,000	GrafTech International Ltd.†	1,766,400
740,000	IDEX Corp.	39,530,800
147,000	Interpump Group SpA	1,149,439
379,000	Lufkin Industries Inc.	25,161,810
70,000	Met-Pro Corp.	723,100
20,000	Mueller Industries Inc.	1,065,800
187,000	Sealed Air Corp.	4,508,570
2,000	SL Industries Inc.	36,260
55,000	Tenaris SA, ADR	2,242,900
100,000	The Manitowoc Co. Inc.	2,056,000
17,000	The Toro Co.	782,680
94,000	The Weir Group plc	3,232,219
28,500	Valmont Industries Inc.	4,482,195
305,000	Watts Water Technologies Inc., Cl. A	14,636,950

		234,735,503

	Financial Services — 7.7%
16,000	Alleghany Corp.†	6,334,720
84,000	AllianceBernstein Holding LP	1,839,600
665,000	American Express Co.	44,860,900
7,000	Ameriprise Financial Inc.	515,550
27,000	Argo Group International Holdings Ltd.	1,117,260
55,000	Artio Global Investors Inc.	149,600
52,000	Bank of America Corp.	633,360
209	Berkshire Hathaway Inc., Cl. A†	32,662,520
75,000	BKF Capital Group Inc.†	78,000
20,000	Calamos Asset Management Inc., Cl. A	235,400
65,000	Citigroup Inc.	2,875,600
15,000	Deutsche Bank AG	586,800
100,000	First Niagara Financial Group Inc.	886,000
115,000	Fortress Investment Group LLC, Cl. A	736,000

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
134,000	GAM Holding AG	$2,265,564
200,000	H&R Block Inc.	5,884,000
45,000	Hartford Financial Services Group Inc.	1,161,000
19,000	HSBC Holdings plc, ADR	1,013,460
53,000	Interactive Brokers Group Inc., Cl. A	790,230
454,000	Janus Capital Group Inc.	4,267,600
262,000	JPMorgan Chase & Co.	12,434,520
10,000	Kemper Corp.	326,100
70,300	Kinnevik Investment AB, Cl. A	1,723,909
103,000	Kinnevik Investment AB, Cl. B	2,495,753
80,000	KKR & Co. LP	1,545,600
325,000	KKR Financial Holdings LLC	3,597,750
290,000	Legg Mason Inc.	9,323,500
70,000	Leucadia National Corp.	1,920,100
76,000	Loews Corp.	3,349,320
47,000	M&T Bank Corp.	4,848,520
147,000	Marsh & McLennan Companies Inc.	5,581,590
101,000	Northern Trust Corp.	5,510,560
150,000	PNC Financial Services Group Inc.	9,975,000
30,000	Popular Inc.†	828,300
11,000	Royal Bank of Canada	663,300
143,000	State Street Corp.	8,449,870
20,000	SunTrust Banks Inc.	576,200
50,000	T. Rowe Price Group Inc.	3,743,500
615,000	The Bank of New York Mellon Corp.	17,213,850
48,000	The Blackstone Group LP	949,440
17,400	The Goldman Sachs Group Inc.	2,560,410
7,300	Value Line Inc.	68,766
167,000	Waddell & Reed Financial Inc., Cl. A	7,311,260
670,000	Wells Fargo & Co.	24,783,300
40,000	WR Berkley Corp.	1,774,800

		240,448,382

	Food and Beverage — 13.5%
356,000	Beam Inc.	22,620,240
15,000	Boulder Brands Inc.†	134,700
505,000	Brown-Forman Corp., Cl. A	37,168,000
126,500	Brown-Forman Corp., Cl. B	9,032,100
80,000	Campbell Soup Co.	3,628,800
400,000	China Mengniu Dairy Co. Ltd.	1,149,107
26,000	Coca-Cola Enterprises Inc.	959,920
16,500	Coca-Cola Hellenic Bottling Co. SA, ADR	441,540
25,000	ConAgra Foods Inc.	895,250
155,000	Constellation Brands Inc., Cl. A†	7,384,200
6,000	Core-Mark Holding Co. Inc.	307,860
7,000	Crimson Wine Group Ltd.†	65,100
288,000	Danone SA	20,038,763
750,000	Davide Campari - Milano SpA	5,835,641
730,000	DE Master Blenders 1753 NV†	11,275,829
85,000	Dean Foods Co.†	1,541,050
320,500	Diageo plc, ADR	40,331,720

Shares		Market Value
53,000	Diamond Foods Inc.†	$893,580
210,000	Dr Pepper Snapple Group Inc.	9,859,500
80,000	Farmer Brothers Co.†	1,176,000
272,500	Flowers Foods Inc.	8,976,150
44,000	Fomento Economico Mexicano SAB de CV, ADR	4,994,000
582,000	General Mills Inc.	28,698,420
54,000	Green Mountain Coffee Roasters Inc.†	3,065,040
2,600,000	Grupo Bimbo SAB de CV, Cl. A	8,312,708
10,000	Heineken Holding NV	640,799
115,000	Heineken NV	8,667,897
20,000	Heineken NV, ADR	752,800
267,000	Hillshire Brands Co.	9,385,050
135,000	Ingredion Inc.	9,763,200
205,000	ITO EN Ltd.	4,943,432
23,200	John Bean Technologies Corp.	481,400
45,000	Kellogg Co.	2,899,350
82,000	Kerry Group plc, Cl. A	4,887,184
500,000	Kikkoman Corp.	8,710,894
102,257	Kraft Foods Group Inc.	5,269,303
21,000	LVMH Moet Hennessy Louis Vuitton SA	3,604,445
15,000	MEIJI Holdings Co. Ltd.	685,983
401,771	Mondelez International Inc., Cl. A	12,298,210
245,000	Morinaga Milk Industry Co. Ltd.	754,767
113,000	Nestlé SA	8,171,758
200,000	NISSIN FOODS HOLDINGS CO. LTD.	9,167,685
200,000	Parmalat SpA	510,178
260,000	PepsiCo Inc.	20,568,601
73,500	Pernod-Ricard SA	9,158,764
95,000	Post Holdings Inc.†	4,078,350
86,000	Remy Cointreau SA	9,939,189
10,000	SABMiller plc	526,340
83,000	Snyders-Lance Inc.	2,096,580
636,000	The Coca-Cola Co.	25,719,840
18,000	The Hain Celestial Group Inc.†	1,099,440
20,000	The J.M. Smucker Co.	1,983,200
600,000	Tingyi (Cayman Islands) Holding Corp.	1,565,207
174,070	Tootsie Roll Industries Inc.	5,206,434
115,000	Tyson Foods Inc., Cl. A	2,854,300
335,000	Yakult Honsha Co. Ltd.	13,487,545

		418,663,343

	Health Care — 4.6%
101,000	Actavis Inc.†	9,303,110
15,000	Alere Inc.†	382,950
35,000	Allergan Inc.	3,907,050
41,584	AmerisourceBergen Corp.	2,139,497
41,000	Amgen Inc.	4,202,910
80,000	AngioDynamics Inc.†	914,400
10,000	ArthroCare Corp.†	347,600
72,000	Baxter International Inc.	5,230,080
45,000	Becton, Dickinson and Co.	4,302,450

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
35,000	Biogen Idec Inc.†	$6,751,850
11,500	Bio-Rad Laboratories Inc., Cl. A†	1,449,000
200,000	Boston Scientific Corp.†	1,562,000
210,000	Bristol-Myers Squibb Co.	8,649,900
43,142	Cantel Medical Corp.	1,296,849
17,500	Cepheid Inc.†	671,475
85,000	Chemed Corp.	6,798,300
35,000	Cigna Corp.	2,182,950
31,000	CONMED Corp.	1,055,860
48,000	Covidien plc	3,256,320
10,000	DENTSPLY International Inc.	424,200
30,000	Eli Lilly & Co.	1,703,700
90,000	Endo Health Solutions Inc.†	2,768,400
44,000	Exactech Inc.†	910,360
80,000	Express Scripts Holding Co.†	4,612,000
38,000	Henry Schein Inc.†	3,516,900
20,000	Humana Inc.	1,382,200
125,000	Johnson & Johnson	10,191,250
22,000	Laboratory Corp. of America Holdings†	1,984,400
150,000	Lexicon Pharmaceuticals Inc.†	327,000
42,000	Life Technologies Corp.†	2,714,460
15,000	MAKO Surgical Corp.†	167,250
25,000	McKesson Corp.	2,699,000
12,500	Mead Johnson Nutrition Co.	968,125
150,000	Merck & Co. Inc.	6,634,500
9,000	Nobel Biocare Holding AG	90,066
20,000	Orthofix International NV†	717,400
28,000	Owens & Minor Inc.	911,680
110,000	Pain Therapeutics Inc.	377,300
75,000	Patterson Companies Inc.	2,853,000
180,000	Pfizer Inc.	5,194,800
44,000	Quidel Corp.†	1,045,000
400	Regeneron Pharmaceuticals Inc.†	70,560
50,000	Roche Holding AG, ADR	2,930,000
35,000	St. Jude Medical Inc.	1,415,400
32,000	Stryker Corp.	2,087,680
190,000	Tenet Healthcare Corp.†	9,040,200
80,000	UnitedHealth Group Inc.	4,576,800
31,000	William Demant Holding A/S†	2,597,191
100,000	Wright Medical Group Inc.†	2,381,000
14,000	Zimmer Holdings Inc.	1,053,080
6,000	Zoetis Inc.†	200,400

		142,949,853

	Home Furnishings — 0.0%
13,000	Bed Bath & Beyond Inc.†	837,460
34,000	Blyth Inc.	590,240

		1,427,700

	Hotels and Gaming — 1.7%
16,000	Accor SA	555,812

Shares			Market Value
25,000		Churchill Downs Inc.	$1,751,000
600,000		Genting Singapore plc.	723,183
10,000		Home Inns & Hotels Management Inc., ADR†	297,900
50,000		Hyatt Hotels Corp., Cl. A†	2,161,500
94,000		International Game Technology	1,551,000
56,000		Interval Leisure Group Inc.	1,217,440
2,400,000		Ladbrokes plc	8,234,241
89,000		Las Vegas Sands Corp.	5,015,150
4,200,000		Mandarin Oriental International Ltd.	6,804,000
460,000		MGM Resorts International†	6,049,000
55,000		Orient-Express Hotels Ltd., Cl. A†	542,300
100,000		Pinnacle Entertainment Inc.†	1,462,000
16,975		Ryman Hospitality Properties Inc.	776,606
98,000		Starwood Hotels & Resorts Worldwide Inc.	6,245,540
2,000,000		The Hongkong & Shanghai Hotels Ltd.	3,426,709
130,000		Universal Entertainment Corp.	2,583,842
10,000		Wyndham Worldwide Corp.	644,800
22,000		Wynn Resorts Ltd.	2,753,520

			52,795,543

		Machinery — 3.6%
129,500		Caterpillar Inc.	11,262,615
385,000		CNH Global NV	15,908,200
696,000		Deere & Co.	59,842,080
24,000		Kennametal Inc.	936,960
26,000		Mueller Water Products Inc., Cl. A	154,180
745,000		Xylem Inc.	20,532,200
49,000		Zebra Technologies Corp., Cl. A†	2,309,370

			110,945,605

		Manufactured Housing and Recreational Vehicles — 0.1%
32,000		Cavco Industries Inc.†	1,522,240
32,000		Nobility Homes Inc.†	173,760
55,000		Skyline Corp.†	328,350

			2,024,350

		Metals and Mining — 2.1%
60,000		Agnico-Eagle Mines Ltd.	2,462,400
243,000		Alcoa Inc.	2,070,360
342,000		Barrick Gold Corp.	10,054,800
68,000		Cliffs Natural Resources Inc.	1,292,680
215,000		Eaton Corp. plc	13,168,750
220,000		Freeport-McMoRan Copper & Gold Inc.	7,282,000
50,000		Kinross Gold Corp.	396,500
6,000	(c)	Labrador Iron Ore Royalty Corp.	200,404
52,000		New Hope Corp. Ltd.	214,934
643,000		Newmont Mining Corp.	26,935,270
60,000		Peabody Energy Corp.	1,269,000
125,000		Turquoise Hill Resources Ltd.†	795,000

			66,142,098

		Publishing — 2.8%
30,000		Belo Corp., Cl. A	294,900

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
220,000	Il Sole 24 Ore SpA†	$140,299
430,000	Media General Inc., Cl. A†	2,554,200
70,000	Meredith Corp	2,678,200
2,245,000	News Corp., Cl. A	68,517,400
125,000	News Corp., Cl. B	3,845,000
16,000	Nielsen Holdings NV	573,120
92,000	The E.W. Scripps Co., Cl. A†	1,106,760
167,000	The McGraw-Hill Companies Inc.	8,697,360
25,000	The New York Times Co., Cl. A†	245,000

		88,652,239

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	401,390
104,000	Griffin Land & Nurseries Inc.	3,125,200
250,000	The St. Joe Co.†	5,312,500

		8,839,090

	Real Estate Investment Trusts — 0.2%
14,422	Host Hotels & Resorts Inc.	252,241
155,000	Weyerhaeuser Co.	4,863,900

		5,116,141

	Retail — 2.5%
110,000	Aaron’s Inc.†	3,154,800
135,000	AutoNation Inc.†	5,906,250
80,000	Barnes & Noble Inc.†	1,316,000
20,000	Coldwater Creek Inc.†	63,200
111,000	Costco Wholesale Corp.	11,778,210
380,000	CVS Caremark Corp.	20,896,200
96,000	HSN Inc.	5,266,560
50,000	Krispy Kreme Doughnuts Inc.†	722,000
2,400,000	Lianhua Supermarket Holdings Ltd., Cl. H	1,913,804
200,000	Macy’s Inc.	8,368,000
40,000	Safeway Inc.	1,054,000
58,000	The Cheesecake Factory Inc.	2,239,380
39,000	The Home Depot Inc.	2,721,420
70,000	The Kroger Co.	2,319,800
30,000	Walgreen Co.	1,430,400
44,000	Wal-Mart Stores Inc.	3,292,520
58,000	Whole Foods Market Inc.	5,031,500

		77,474,044

	Specialty Chemicals — 1.1%
27,000	Airgas Inc.	2,677,320
10,000	Ashland Inc.	743,000
75,184	Chemtura Corp.†	1,624,726
520,000	Ferro Corp.†	3,510,000
110,000	General Chemical Group Inc.†	26,675
68,000	H.B. Fuller Co.	2,657,440
110,000	International Flavors & Fragrances Inc.	8,433,700
40,000	Material Sciences Corp.†	432,000
1,800	NewMarket Corp.	468,648

Shares		Market Value
400,000	OMNOVA Solutions Inc.†	$3,068,000
10,000	Praxair Inc.	1,115,400
257,000	Sensient Technologies Corp.	10,046,130
3,000	SGL Carbon SE	118,078
65,000	Zep Inc.	975,650

		35,896,767

	Telecommunications — 2.2%
65,000	AT&T Inc.	2,384,850
40,000	CenturyLink Inc.	1,405,204
1,410,000	Cincinnati Bell Inc.†	4,596,600
347,000	Deutsche Telekom AG, ADR	3,671,260
16,000	France Telecom SA, ADR	162,560
30,000	Hellenic Telecommunications Organization SA†	181,511
25,000	Hellenic Telecommunications Organization SA, ADR†	76,750
15,000	Level 3 Communications Inc.†	304,350
65,500	Loral Space & Communications Inc.	4,053,140
118,000	NII Holdings Inc.†	510,940
195,015	Oi SA, ADR	592,846
215,000	Portugal Telecom SGPS SA	1,064,913
670,000	Sprint Nextel Corp.†	4,160,700
3,100,000	Telecom Italia SpA	2,189,535
180,000	Telecom Italia SpA, ADR	1,283,400
46,500	Telefonica Brasil SA, ADR	1,240,620
285,001	Telefonica SA, ADR	3,850,364
1,122,610	Telephone & Data Systems Inc.	23,653,393
96,000	tw telecom inc.†	2,418,240
200,000	Verizon Communications Inc.	9,830,000
50,000	VimpelCom Ltd., ADR	594,500

		68,225,676

	Transportation — 0.6%
330,000	GATX Corp.	17,150,100
4,000	Kansas City Southern	443,600
46,000	Providence and Worcester Railroad Co.	697,820

		18,291,520

	Wireless Communications — 0.7%
125,000	America Movil SAB de CV, Cl. L, ADR	2,620,000
54,000	Millicom International Cellular SA, SDR	4,313,172
2,500	NTT DoCoMo Inc.	3,707,441
21,857	Tim Participacoes SA, ADR	478,231
190,000	United States Cellular Corp.†	6,840,000
115,000	Vodafone Group plc, ADR	3,267,150

		21,225,994

	TOTAL COMMON STOCKS	3,073,610,691

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450% Pfd.	741,182

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†(a)	$200

	WARRANTS — 0.1%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	162

	Energy and Utilities — 0.1%
300,000	Kinder Morgan Inc., expire 05/25/17†	1,542,000

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 06/16/14†(d)	196,000

	TOTAL WARRANTS	1,738,162

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.0%
$30,594,000	U.S. Treasury Bills,
	0.050% to 0.120%††,
	06/06/13 to 09/12/13	30,585,911

	TOTAL INVESTMENTS — 100.0% (Cost $1,355,308,262)	$3,106,676,146

	Aggregate tax cost	$1,373,600,275

	Gross unrealized appreciation	$1,786,819,882
	Gross unrealized depreciation	(53,744,011)

	Net unrealized appreciation/depreciation	$1,733,075,871

(a)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $2,264 or 0.00% of total investments.

(b)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2013, the market value of the Regulation S security amounted to $4,368,000 or 0.14% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/13 Carrying Value Per Unit
6,500	Samsung Electronics Co. Ltd., GDR	7/15/04	$1,164,664	$672.0000

(c)	Denoted in units.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the market value of the Rule 144A security amounted to $196,000 or 0.01% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$50,403,808	—	$ 4	$ 50,403,812
Consumer Products	147,026,034	$ 30	—	147,026,064
Energy and Utilities	211,118,970	—	0	211,118,970
Equipment and Supplies	234,733,443	—	2,060	234,735,503
Other Industries (a)	2,430,326,342	—	—	2,430,326,342

Total Common Stocks	3,073,608,597	30	2,064	3,073,610,691

Preferred Stocks (a)	741,182	—	—	741,182
Rights (a)	—	—	200	200
Warrants (a)	1,738,162	—	—	1,738,162
U.S. Government Obligations	—	30,585,911	—	30,585,911

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,076,087,941	$30,585,941	$2,264	$3,106,676,146

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At March 31, 2013, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2013, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia University Graduate School of Business, and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Christopher J. Marangi joined G.research, Inc. in 2003 as a research analyst and currently leads the digital research sector team. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College, and holds an MBS with honors from Columbia School of Business.

Jeffrey J. Jonas, CFA, joined G.research, Inc. in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, amongst others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined G.research, Inc. in 2005 as a research analyst covering companies within the consumer sector. Mr. Dreyer now leads the consumer and healthcare and wellness sector teams. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA	Anthonie C. van Ekris
Chairman and	Chairman,
Chief Executive Officer,	BALMAC International, Inc.
GAMCO Investors, Inc.
Salvatore J. Zizza
Anthony J. Colavita	Chairman,
President,	Zizza & Associates Corp.
Anthony J. Colavita, P.C.
OFFICERS

James P. Conn	Bruce N. Alpert
Former Chief Investment	President, Secretary, and
Officer,	Acting Chief Compliance
Financial Security Assurance	Officer
Holdings Ltd.
Agnes Mullady
John D. Gabelli Senior Vice President, G.research, Inc. Kuni Nakamura President, Advanced Polymer, Inc.	Treasurer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Anthony R. Pustorino Certified Public Accountant, Professor Emeritus, Pace University	DISBURSING AGENT
State Street Bank and Trust
Company

LEGAL COUNSEL
Werner J. Roeder, MD
Medical Director,	Skadden, Arps, Slate,
Lawrence Hospital	Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall, 5 stars for the three and ten year periods, and 4 stars for the five year period ended March 31, 2013 among 1,474, 1,474, 820, and 1,325 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB405Q113QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/24/2013

* Print the name and title of each signing officer under his or her signature.